Employee Incentive Schemes - Employee Stock Options Exercised and the Number of Shares Issued (Detail) (AUD)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options Exercised and Corresponding Number of Shares Issued	1,497,025	115,240	181,999
Weighted Average Exercise Price	0.30	0.25	0.46
Proceeds Received	360,598	24,086	79,504